Submission	Oct. 30, 2025
Submission [Line Items]
Central Index Key	0000836412
Registrant Name	Virtus Total Return Fund Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A